Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ (12.6)	$ (63.9)	$ 31.3
Statutory capital and surplus	520.1	$ 507.6
Deficit position used to determine payment of dividends	316.2
Maximum dividends company can pay during 2017 without regulatory approval	52.0
Authorized control level RBC	72.3
Scenario, Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 628.3